Fair Value of Financial Instruments and Risk Management - Derivative Instruments Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 CAD ($) derivative	Jun. 30, 2017 CAD ($)	Jun. 30, 2018 CAD ($) derivative	Jun. 30, 2017 CAD ($)	Dec. 31, 2017 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	$ 3,111,000,000		$ 3,111,000,000		$ 3,045,000,000
Unrealized gains recognized in regulatory liabilities	3,577,000,000		3,577,000,000		3,446,000,000
Gains (losses) on in investment trust recognized in earnings (less than)	1,000,000	$ (1,000,000)	$ 1,000,000	$ 0
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)			10.00%
Interest rate swaps | Cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss expected to be reclassified to earnings			$ 3,000,000
Interest rate swaps | UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	16,000,000		16,000,000
Energy contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (loss) on energy contracts	(15,000,000)	1,000,000	(21,000,000)	8,000,000
Foreign exchange contracts | Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	160,000,000		160,000,000
Unrealized gains and losses recognized in earnings	(3,000,000)	0	(7,000,000)	0
Total return swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ 41,000,000		$ 41,000,000
Number of contracts | derivative	3		3
Unrealized losses on total return swaps	$ 1,000,000	$ 0	$ 3,000,000	$ 0
Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	89,000,000		89,000,000		87,000,000
Derivative instruments | Energy contracts subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	89,000,000		89,000,000		87,000,000
Unrealized gains recognized in regulatory liabilities	$ 6,000,000		$ 6,000,000		$ 2,000,000
Minimum | Total return swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Original term			1 year
Maximum | Total return swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Original term			3 years